State Street SPDR Nuveen ICE High Yield Municipal Bond ETF Investment Strategy - State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the ICE US Select High Yield Crossover Municipal Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries.The Index is market capitalization-weighted and designed to measure the performance of lower-rated (A3/A+ or lower) and unrated U.S. dollar-denominated tax-exempt debt publicly issued in the U.S. domestic market by U.S. states, U.S. territories and their political subdivisions. Bonds included in the Index may include private activity bonds, which are typically issued by or on behalf of local or state governments for the purpose of financing the project of a private user.The Index is a blend of the following indices: (i) 70% ICE Core High Yield & Unrated Municipal Index; (ii) 20% ICE 1+ Year BBB AMT-Free Broad National Municipal Index; and (iii) 10% ICE 1+ Year Single-A AMT-Free Broad National Municipal Index. Constituents of the ICE Core High Yield & Unrated Municipal Index must be non-rated or rated below investment grade (Ba1/BB+ or lower) by Moody's Investors Service, Inc. (“Moody's”), Standard & Poor's (“S&P”) and Fitch Ratings Inc. (“Fitch”) (if rated by all three agencies, two of the three ratings must be Ba1/BB+ or lower; if rated by two agencies, the lowest rating must be Ba1/BB+ or lower; and if rated by a single agency, the security must be rated Ba1/BB+ or lower), have at least a $3 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $15 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year BBB AMT-Free Broad National Municipal Index must be rated Baa3, Baa2, or Baa1 by Moody's or BBB-, BBB, or BBB+ by S&P or Fitch (based on the middle rating of the three agencies), have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year Single-A AMT-Free Broad National Municipal Index must be rated A3, A2, or A1 by Moody's or A-, A, or A+ by S&P or Fitch, (based on the middle rating of the three agencies) have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year. Only fixed-rate coupon bonds (including zero coupon bonds) are eligible for inclusion in the Index. Securities included in the Index may include when-issued securities. Private placements, variable rate demand obligations, securities in legal default, floating rate debt, municipal commercial paper, and debt issued under the municipal liquidity facility are excluded from the Index. The Index is rebalanced and reconstituted on the last calendar day of each month. As of July 31, 2026, there were 16,777 securities in the Index.The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.